Acquisitions - Summary of Net Assets Acquired (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 7
Business combinations [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	7
Trade receivables	10	$ 9
Prepaid expenses and other current assets	2	4
Current assets	19	13
Computer hardware and other property	7
Other non-current assets	1
Deferred tax	31
Total assets	128	65
Current indebtedness	(1)
Payables and accruals	(26)	(4)
Deferred revenue	(8)	(10)
Current liabilities	(35)	(14)
Deferred tax	(4)	(6)
Total liabilities	(39)	(20)
Net assets acquired	89	45
Goodwill	125	65
Total	214	110
Computer software [member] | Business combinations [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	18	19
Other identifiable intangible assets [member] | Business combinations [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	$ 52	$ 33